Risks and Concentration - Foreign currency exchange rate risks (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risks and Concentration
Currency fluctuations, appreciation	0.022
Currency fluctuation, depreciation		0.015	0.017